Property and Equipment (Tables)	9 Months Ended
Sep. 30, 2025
Property and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, as of September 30, 2025 and December 31, 2024, consisted of the following:

	Estimated useful life	September 30, 2025	December 31, 2024
Equipment	5 years	495,010	11,286
Less: Accumulated depreciation and amortization		(16,839)	-
Property and equipment, net		478,171	11,286

Schedule of Depreciation Expense
	For the three months ended September 30,		For the nine months ended September 30,
	2025	2024	2025	2024
Depreciation expense	$11,738	$-	$16,839	$-